PARTNERS' CAPITAL AND MEMBERHIP INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Schedule of Partner Units Activity
A rollforward of the number of common limited partner, subordinated limited partner and general partner units follows.

	Common	Subordinated	General partner	Total
Units, January 1, 2012	—	—	—	—
Units issued to the public in connection with the IPO	14,380,000	—	—	14,380,000
Units issued to Summit Investments in connection with the IPO	10,029,850	24,409,850	996,320	35,436,020
Units issued under SMLP LTIP	2,577	—	—	2,577
Units, December 31, 2012	24,412,427	24,409,850	996,320	49,818,597
Units issued to a subsidiary of Summit Investments in connection with the Bison Drop Down (1)	1,553,849	—	31,711	1,585,560
Units issued to a subsidiary of Summit Investments in connection with the Mountaineer Acquisition (1)	3,107,698	—	63,422	3,171,120
Units issued under SMLP LTIP	5,892	—	—	5,892
Units, December 31, 2013	29,079,866	24,409,850	1,091,453	54,581,169
Units issued in connection with the March Equity 2014 Offering (1)	5,300,000	—	108,337	5,408,337
Units issued under SMLP LTIP (1)(2)	46,647	—	861	47,508
Units, December 31, 2014	34,426,513	24,409,850	1,200,651	60,037,014
__________
(1) Including issuance to general partner in connection with contributions made to maintain 2% general partner interest.
(2) Units issued under SMLP LTIP in 2014 is net of 14,300 units withheld to meet minimum statutory tax withholding requirements.

Schedule of partnership target distributions

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

Details of Cash Distributions
Details of cash distributions declared to date follow.

Attributable to the quarter ended	Payment date	Per-unit distribution	Cash paid to common unitholders	Cash paid to subordinated unitholders	Cash paid to general partner	Cash paid for IDRs	Total distribution
		(In thousands, except per-unit amounts)
December 31, 2012	February 14, 2013	$0.4100	$10,009	$10,008	$408	$—	$20,425
March 31, 2013	May 15, 2013	0.4200	10,253	10,252	418	—	20,923
June 30, 2013	August 14, 2013	0.4350	12,647	10,618	475	—	23,740
September 30, 2013	November 14, 2013	0.4600	13,377	11,229	502	—	25,108
December 31, 2013	February 14, 2014	0.4800	13,958	11,717	528	163	26,366
March 31, 2014	May 15, 2014	0.5000	17,211	12,205	607	360	30,383
June 30, 2014	August 14, 2014	0.5200	17,900	12,693	639	721	31,953
September 30, 2014	November 14, 2014	0.5400	18,589	13,181	670	1,082	33,522

Red Rock Gathering Company, LLC
Limited Partners' Capital Account [Line Items]
Calculation of capital distribution and its allocation to partners' capital
The calculation of the capital distribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of purchase price over acquired carrying value of Red Rock Gathering		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital allocation		$(66,124)

Mountaineer Midstream
Limited Partners' Capital Account [Line Items]
Allocation and valuation of units issued to fund acquisition
The allocation and valuation of units issued to partially fund the Mountaineer Acquisition follow (dollars in thousands).

Issuance of 3,107,698 SMLP common units to Summit Investments	$98,000
Issuance of 63,422 SMLP general partner units to the general partner	2,000
Issuance of units in connection with the Mountaineer Acquisition	$100,000